Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares authorized	360,000,000	360,000,000	360,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	26,475,916	4,639,139	1,588,942
Common stock, shares outstanding	26,475,916	4,639,139	1,588,942
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	10,000,000	10,000,000
Preferred stock, shares outstanding	0	10,000,000	10,000,000